Davis New York Venture Fund
Fund Summary: Davis New York Venture Fund
Investment Objective
Davis New York Venture Fund's investment objective is long-term growth of capital.
Fees and Expenses of Davis New York Venture Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis New York Venture Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 25 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 49.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis New York Venture Fund	Class A shares	Class B shares	Class C shares	Class Y shares	Class R shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price.)	4.75%	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	0.50%	4.00%	1.00%	none	none
Redemption Fee (as a percentage of total redemption proceeds.)	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis New York Venture Fund	Class A shares	Class B shares	Class C shares	Class Y shares	Class R shares
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) Fees	0.24%	1.00%	1.00%	none	0.50%
Other Expenses	0.16%	0.32%	0.18%	0.14%	0.20%
Total Annual Operating Expenses	0.90%	1.82%	1.68%	0.64%	1.20%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Davis New York Venture Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Class B shares' expenses for the 10 year period include three years of Class A shares' expenses since Class B shares automatically convert to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis New York Venture Fund (USD $)	With Redemption, 1 Year	With Redemption, 3 Years	With Redemption, 5 Years	With Redemption, 10 Years
Class A shares	562	748	950	1,530
Class B shares	585	873	1,185	1,782
Class C shares	271	530	913	1,987
Class Y shares	65	205	357	798
Class R shares	122	381	660	1,455

Expense Example, No Redemption Davis New York Venture Fund (USD $)	No Redemption, 1 Year	No Redemption, 3 Years	No Redemption, 5 Years	No Redemption, 10 Years
Class A shares	562	748	950	1,530
Class B shares	185	573	985	1,782
Class C shares	171	530	913	1,987
Class Y shares	65	205	357	798
Class R shares	122	381	660	1,455

Portfolio Turnover
Davis New York Venture Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P., ("Davis Advisors" or the "Adviser") the Fund's investment adviser, uses the Davis Investment Discipline to invest the majority of the Fund's assets in equity securities (typically common stocks, but may also include preferred stocks, American Depository Receipts, Global Depository Receipts, convertible bonds, and other forms of equity securities) issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in financial services companies. The Fund may also invest in foreign companies.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors' goal is to invest in companies for the long term. Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive.

Principal Risks of Investing in Davis New York Venture Fund

You may lose money by investing in Davis New York Venture Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Financial Services risk. Investing a significant portion of assets in the financial services sector may cause the Fund to be more sensitive to problems affecting financial companies.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. The Fund invests in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Trading Markets and Depositary Receipts risk. Foreign securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis New York Venture Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Davis New York Venture Fund Average Annual Total Returns
for the periods ended December 31, 2010 (with maximum sales charge)
Average Annual Total Returns Davis New York Venture Fund	Past 1 Year	Past 5 Years	Past 10 Years	Lifetime	Inception Date
S&P500�� Index - reflects no deduction for fees, expenses or taxes	2.11%	(0.25%)	2.92%
Class A shares	(9.30%)	(3.30%)	2.87%
Class A shares return after taxes on distributions	(9.38%)	(3.45%)	2.72%
Class A shares return after taxes on distributions and sale of fund shares	(5.94%)	(2.79%)	2.46%
Class B shares	(9.44%)	(3.59%)	2.80%
Class C shares	(6.46%)	(3.12%)	2.57%
Class Y shares	(4.55%)	(2.10%)	3.67%
Class R shares	(5.07%)	(2.69%)		4.39%	Aug 20, 2003

Davis New York Venture Fund | Class A shares

Highest/Lowest quarterly results during this time period were:

Highest 21.05% for the quarter ended June 30, 2009

Lowest (24.52%) for the quarter ended December 31, 2008

Total return for the nine months ended September 30, 2012 (not annualized) was 11.35%.

Davis Research Fund
Fund Summary: Davis Research Fund
Investment Objective
Davis Research Fund's investment objective is long-term growth of capital.
Fees and Expenses of Davis Research Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Research Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A shares" section of the Fund's statutory prospectus on page 28 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 45.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Davis Research Fund Class A shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price.)	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	0.50%
Redemption Fee (as a percentage of total redemption proceeds.)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Davis Research Fund Class A shares
Management Fees	0.55%
Distribution and/or service (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Operating Expenses	0.78%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Davis Research Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	With Redemption, 1 Year	With Redemption, 3 Years	With Redemption, 5 Years	With Redemption, 10 Years
Davis Research Fund Class A shares	551	712	888	1,395

Expense Example, No Redemption (USD $)	No Redemption, 1 Year	No Redemption, 3 Years	No Redemption, 5 Years	No Redemption, 10 Years
Davis Research Fund Class A shares	551	712	888	1,395

Portfolio Turnover
Davis Research Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P., ("Davis Advisors" or the "Adviser") the Fund's investment adviser, uses the Davis Investment Discipline to invest the majority of the Fund's assets in equity securities (typically common stocks, but may also include preferred stocks, American Depository Receipts, Global Depository Receipts, convertible bonds, and other forms of equity securities) issued by medium and large capitalization companies. The Fund considers companies with market capitalizations of at least $10 billion to be large-capitalization companies and companies with market capitalizations between $3 billion and $10 billion to be medium-capitalization companies. The Fund has the flexibility to invest in foreign securities.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors' goal is to invest in companies for the long term. Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive.

Principal Risks of Investing in Davis Research Fund

You may lose money by investing in Davis Research Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Under $10 Billion Market Capitalization risk. Small- and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. The Fund invests in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Trading Markets and Depositary Receipts risk. Foreign securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
  Focused Portfolio Fund risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the fund's total portfolio.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Research Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Davis Research Fund Average Annual Total Returns
for the periods ended December 31, 2010 (with maximum sales charge)
Average Annual Total Returns Davis Research Fund	Past 1 Year	Past 5 Years	Past 10 Years
S&P500�� Index - reflects no deduction for fees, expenses or taxes	2.11%	(0.25%)	2.92%
Class A shares	(7.12%)	(3.15%)	3.47%
Class A shares return after taxes on distributions	(7.24%)	(3.45%)	3.02%
Class A shares return after taxes on distributions and sale of fund shares	(4.47%)	(2.64%)	2.97%

Davis Research Fund | Class A shares

Highest/Lowest quarterly results during this time period were:

Highest 16.62% for the quarter ended June 30, 2009

Lowest (24.57%) for the quarter ended December 31, 2008

Total return for the nine months ended September 30, 2012 (not annualized) was 11.81%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	DAVIS NEW YORK VENTURE FUND INC.
CIK	dei_EntityCentralIndexKey	0000071701
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
Davis New York Venture Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis New York Venture Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis New York Venture Fund's investment objective is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of Davis New York Venture Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis New York Venture Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 25 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 49.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	Davis New York Venture Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Davis New York Venture Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Class B shares' expenses for the 10 year period include three years of Class A shares' expenses since Class B shares automatically convert to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P., ("Davis Advisors" or the "Adviser") the Fund's investment adviser, uses the Davis Investment Discipline to invest the majority of the Fund's assets in equity securities (typically common stocks, but may also include preferred stocks, American Depository Receipts, Global Depository Receipts, convertible bonds, and other forms of equity securities) issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in financial services companies. The Fund may also invest in foreign companies.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors' goal is to invest in companies for the long term. Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis New York Venture Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Davis New York Venture Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Financial Services risk. Investing a significant portion of assets in the financial services sector may cause the Fund to be more sensitive to problems affecting financial companies.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. The Fund invests in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Trading Markets and Depositary Receipts risk. Foreign securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis New York Venture Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Davis New York Venture Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Davis New York Venture Fund Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2010 (with maximum sales charge)
Davis New York Venture Fund | S&P500�� Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.11%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.92%
Davis New York Venture Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price.)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption Fee (as a percentage of total redemption proceeds.)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.90%
With Redemption, 1 Year	rr_ExpenseExampleYear01	562
With Redemption, 3 Years	rr_ExpenseExampleYear03	748
With Redemption, 5 Years	rr_ExpenseExampleYear05	950
With Redemption, 10 Years	rr_ExpenseExampleYear10	1,530
No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	562
No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	748
No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	950
No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,530
2002	rr_AnnualReturn2002	(17.16%)
2003	rr_AnnualReturn2003	32.34%
2004	rr_AnnualReturn2004	12.37%
2005	rr_AnnualReturn2005	10.68%
2006	rr_AnnualReturn2006	15.12%
2007	rr_AnnualReturn2007	4.97%
2008	rr_AnnualReturn2008	(40.03%)
2009	rr_AnnualReturn2009	32.06%
2010	rr_AnnualReturn2010	12.11%
2011	rr_AnnualReturn2011	(4.78%)
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 21.05% for the quarter ended June 30, 2009

Lowest (24.52%) for the quarter ended December 31, 2008

Total return for the nine months ended September 30, 2012 (not annualized) was 11.35%.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	11.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.52%)
Past 1 Year	rr_AverageAnnualReturnYear01	(9.30%)
Past 5 Years	rr_AverageAnnualReturnYear05	(3.30%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.87%
Davis New York Venture Fund | Class A shares | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(9.38%)
Past 5 Years	rr_AverageAnnualReturnYear05	(3.45%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.72%
Davis New York Venture Fund | Class A shares | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.94%)
Past 5 Years	rr_AverageAnnualReturnYear05	(2.79%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.46%
Davis New York Venture Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price.)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption Fee (as a percentage of total redemption proceeds.)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.82%
With Redemption, 1 Year	rr_ExpenseExampleYear01	585
With Redemption, 3 Years	rr_ExpenseExampleYear03	873
With Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
With Redemption, 10 Years	rr_ExpenseExampleYear10	1,782
No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,782
Past 1 Year	rr_AverageAnnualReturnYear01	(9.44%)
Past 5 Years	rr_AverageAnnualReturnYear05	(3.59%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.80%
Davis New York Venture Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price.)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of total redemption proceeds.)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.68%
With Redemption, 1 Year	rr_ExpenseExampleYear01	271
With Redemption, 3 Years	rr_ExpenseExampleYear03	530
With Redemption, 5 Years	rr_ExpenseExampleYear05	913
With Redemption, 10 Years	rr_ExpenseExampleYear10	1,987
No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	530
No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	913
No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,987
Past 1 Year	rr_AverageAnnualReturnYear01	(6.46%)
Past 5 Years	rr_AverageAnnualReturnYear05	(3.12%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.57%
Davis New York Venture Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price.)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds.)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.64%
With Redemption, 1 Year	rr_ExpenseExampleYear01	65
With Redemption, 3 Years	rr_ExpenseExampleYear03	205
With Redemption, 5 Years	rr_ExpenseExampleYear05	357
With Redemption, 10 Years	rr_ExpenseExampleYear10	798
No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	65
No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	205
No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	357
No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	798
Past 1 Year	rr_AverageAnnualReturnYear01	(4.55%)
Past 5 Years	rr_AverageAnnualReturnYear05	(2.10%)
Past 10 Years	rr_AverageAnnualReturnYear10	3.67%
Davis New York Venture Fund | Class R shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price.)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds.)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.20%
With Redemption, 1 Year	rr_ExpenseExampleYear01	122
With Redemption, 3 Years	rr_ExpenseExampleYear03	381
With Redemption, 5 Years	rr_ExpenseExampleYear05	660
With Redemption, 10 Years	rr_ExpenseExampleYear10	1,455
No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	381
No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	660
No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,455
Past 1 Year	rr_AverageAnnualReturnYear01	(5.07%)
Past 5 Years	rr_AverageAnnualReturnYear05	(2.69%)
Lifetime	rr_AverageAnnualReturnSinceInception	4.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 20, 2003
Davis Research Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Research Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis Research Fund's investment objective is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of Davis Research Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Research Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A shares" section of the Fund's statutory prospectus on page 28 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 45.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	Davis Research Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Davis Research Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P., ("Davis Advisors" or the "Adviser") the Fund's investment adviser, uses the Davis Investment Discipline to invest the majority of the Fund's assets in equity securities (typically common stocks, but may also include preferred stocks, American Depository Receipts, Global Depository Receipts, convertible bonds, and other forms of equity securities) issued by medium and large capitalization companies. The Fund considers companies with market capitalizations of at least $10 billion to be large-capitalization companies and companies with market capitalizations between $3 billion and $10 billion to be medium-capitalization companies. The Fund has the flexibility to invest in foreign securities.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors' goal is to invest in companies for the long term. Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Research Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Davis Research Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Under $10 Billion Market Capitalization risk. Small- and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. The Fund invests in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Trading Markets and Depositary Receipts risk. Foreign securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
  Focused Portfolio Fund risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the fund's total portfolio.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Research Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Davis Research Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Davis Research Fund Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2010 (with maximum sales charge)
Davis Research Fund | S&P500�� Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.11%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.92%
Davis Research Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price.)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption Fee (as a percentage of total redemption proceeds.)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.78%
With Redemption, 1 Year	rr_ExpenseExampleYear01	551
With Redemption, 3 Years	rr_ExpenseExampleYear03	712
With Redemption, 5 Years	rr_ExpenseExampleYear05	888
With Redemption, 10 Years	rr_ExpenseExampleYear10	1,395
No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	551
No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	888
No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,395
2002	rr_AnnualReturn2002	(14.37%)
2003	rr_AnnualReturn2003	29.52%
2004	rr_AnnualReturn2004	16.65%
2005	rr_AnnualReturn2005	11.64%
2006	rr_AnnualReturn2006	14.33%
2007	rr_AnnualReturn2007	4.18%
2008	rr_AnnualReturn2008	(42.61%)
2009	rr_AnnualReturn2009	38.18%
2010	rr_AnnualReturn2010	11.09%
2011	rr_AnnualReturn2011	(2.52%)
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 16.62% for the quarter ended June 30, 2009

Lowest (24.57%) for the quarter ended December 31, 2008

Total return for the nine months ended September 30, 2012 (not annualized) was 11.81%.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	11.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.57%)
Past 1 Year	rr_AverageAnnualReturnYear01	(7.12%)
Past 5 Years	rr_AverageAnnualReturnYear05	(3.15%)
Past 10 Years	rr_AverageAnnualReturnYear10	3.47%
Davis Research Fund | Class A shares | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(7.24%)
Past 5 Years	rr_AverageAnnualReturnYear05	(3.45%)
Past 10 Years	rr_AverageAnnualReturnYear10	3.02%
Davis Research Fund | Class A shares | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.47%)
Past 5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.97%